Short-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Short-Term borrowings
	As of September 30,
	2021	2022
Short-term borrowings	$310,395	$2,811,555